14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Non-capital loss carryforwards	$ 1,484,054	$ 1,124,301
Share issue costs	32,606	30,815
Deferred tax assets	1,516,660	1,155,116
Valuation allowance	(1,516,660)	(1,155,116)
Net deferred income tax assets	$ 0	$ 0